Investments in Associates and Joint Ventures (Details) - Schedule of inverstments in associates and joint ventures - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in Associates and Joint Ventures (Details) - Schedule of inverstments in associates and joint ventures [Line Items]
Total	S/ 14,916	S/ 31,173	S/ 35,516
Associates [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of inverstments in associates and joint ventures [Line Items]
Total	2,753	22,047	27,246
Joint ventures [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of inverstments in associates and joint ventures [Line Items]
Total	12,163	9,126	8,270
Equity Interest [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of inverstments in associates and joint ventures [Line Items]
Total	1,907	(861)	770
Equity Interest [Member] | Associates [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of inverstments in associates and joint ventures [Line Items]
Total	(1,144)	(3,693)	(1,635)
Equity Interest [Member] | Joint ventures [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of inverstments in associates and joint ventures [Line Items]
Total	S/ 3,051	S/ 2,832	S/ 2,405